FORM N-SAR
                          ANNUAL REPORT
               FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /    /      (a)
             or fiscal year ending:     12/31/97    (b)

Is this a transition report?:  (Y/N)          N
                                            ______

Is this an amendment to a previous filing?  (Y/N)          N
                                                         ______

Those items or sub-items with a slashed box "[/]" after the item numbers should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  Separate Account I of
                            Washington National Insurance Company

     B.   File Number:  811-3640

     C.   Telephone Number:   (317) 817-4100

2.   A.   Street:   11815 N. Pennsylvania Street

     B.   City:  Carmel  C.  State: IN  D.  Zip Code: 46032
     E.   Zip Ext:   4911   F.   Foreign Country:

3.   Is this the first filing on this form by Registrant?  (Y/N)     N
                                                                   ______

4.   Is this the last filing on this form by Registrant?  (Y/N)      N
                                                                   ______

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)    N
                                                                       ______
     [If answer is "Y" (yes), complete only items 89-110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)    Y
                                                          _____

     [If answer is "Y" (yes), complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)     N
                                                                        ______

     B.   How many separate series or portfolios did Registrant have
          at the end of the period?                                     ______



Period Ending    12/31/97
File Number      811-3640


UNIT INVESTMENT TRUSTS


111.   A.  [/]  Depositor Name:   Washington National Insurance Company

       B.  [/]  File Number (If any)

       C.  [/]  City:  Carmel   State:  IN   Zip code:  46032   Zip Ext:

           [/]  Forgein Country         Foreign Postal Code:

112.   A.  [/]  Sponsor Name:

       B.  [/]  File Number (If any)

       C.  [/]  City:           State:       Zip code:          Zip Ext:

           [/]  Forgein Country        Foreign Postal Code:



Period Ending    12/31/97
File Number      811-3640


113.   A.  [/]  Trustee  Name:   Washington  National Insurance Company

       B.  [/]  City:  Carmel   State:  IN   Zip code:  46032  Zip Ext:

           [/]  Forgein Country        Foreign Postal Code:

114.   A.  [/]  Principal Underwriter Name:

       B.  [/]  File Number 8-

       C.  [/]  City:            State:      Zip code:          Zip Ext:

           [/]  Forgein Country        Foreign Postal Code:

115.   A.  [/]  Independent Public Accountant Name:  Coopers & Lybrand

       B.  [/]  City:  Indianapolis   State:  IN  Zip code:  46282   Zip Ext:

           [/]  Forgein Country        Foreign Postal Code:


Period Ending    12/31/97
File Number      811-3640


116.   Family of investment companies information:

       A.  [/]  Is Registrant part of a family of
                investment companies?  (Y/N)        ______

       B.  [/]  Identify the family in 10
                letters:  __  __ __  __  __  __  __  __  __  __

117.   A.  [/]  Is Registrant a separate account of an
                insurance company?  (Y/N)           ______

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  [/]  Variable annuity contracts? (Y/N)   ______

       C.  [/]  Scheduled premium variable life contracts?  (Y/N)   ______

       D.  [/]  Flexible premium variable life contracts? (Y/N)     ______

       E.  [/]  Other types of insurance products
                registered under the Securities Act of 1933? (Y/N)  ______

118.  [/]  State the number of series existing at the end of the period that had securities registered under the
           Securities Act of 1933.                                  ______

119.  [/]  State the number of new series for which registration statements under the Securities Act of 1933 became
           effective during the period.                               0
                                                                    ______

120.  [/]  State the total value of the portfolio securities on the date of deposit for the new series included in
           item 119 ($000 omitted).                                 ______

121.  [/]  State the number of series for which a current
           prospectus was in existence at the end of the period.    ______

122.  [/]  State the number of existing series for which
           additional units were registered under the Securities
           Act of 1933 during the current period.                   ______

123.  [/]  State the total value of the additional units
           considered in answering item 122 ($000's omitted)       $______

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series
           during the current period (the value of these units
           is to be measured on the date they were placed in
           the subsequent series)  ($000's omitted)                $______

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other brokers
           or dealer) by Registrant's principal underwriter
           and any underwriter which is an affiliated person
           of the principal underwriter during the current
           period solely from the sale of units of all series
           of Registrant (000's omitted)                           $______

126.  Of  the  amount shown in item 125, state  the  total
      dollar   amount   of  sales  loads  collected   from
      secondary  market  operations in Registrant's  units
      (include the sales loads, if any collected on  units
      of  a  prior  series placed in the  portfolio  of  a
      subsequent series.)  (000's omitted)                          $    0
                                                                    ______


Period Ending    12/31/97
File Number       811-3640


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group or series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of   Total Assets   Total Income
                                        Series       (000's       Distributions
                                       Investing     omitted)    (000's omitted)

A.   U.S. Treasury direct issue          _____      $ _______       $________

B.   U.S. Government agency              _____      $ _______       $________

C.   State and municipal tax-free        _____      $ _______       $________

D.   Public utility debt                 _____      $ _______       $________

E.   Brokers or dealers debt or debt of  _____      $ _______       $________
     brokers' or dealers' parent

F.   All other corporate intermed. &     _____      $ _______       $________
     long-term debt

G.   All other corporate short-term debt _____      $ _______       $________


H.   Equity securities of brokers or
     dealers or parents of brokers
     or dealers                          _____      $ _______       $________

I.   Investment company equity
     securities                          _____      $ _______       $________


J.   All other equity securities         _____      $ _______       $________

K.   Other securities                      4        $ 40,848        $    0
                                         _____        _______        ________

L.   Total assets of all series of
     registrant                            4        $ 40,848        $    0
                                         _____        _______        ________

128.  [/]  Is  the timely payment of principal and interest on any of the portfolio  securities held by any of Registrant's
           series at the end of the current period insured of
           guaranteed by an entity other than the issuer?  (Y/N)
           [If  answer  if  "N"  (No),  go  to  item  131.)            ______

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
           interest at the end of the current period?  (Y/N)
           [If answer is "N" (No), go to item 131.)                    ______

130.  [/]  In computation of NAV or offering  price per unit, is any part of the value attributed to instrument
           identified in item 129 derived from insurance or
           guarantees? (Y/N)                                           ______


Period Ending    12/31/97
File Number      811-3640

131.  Total expenses incurred by all series of Registrant during
      the current reporting period ($000's omitted)                     456
                                                                       ______
132.  [/]  List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing:

           811-______    811-______    811-______    811-______    811-______

           811-______    811-______    811-______    811-______    811-______

           811-______    811-______    811-______    811-______    811-______

           811-______    811-______    811-______    811-______    811-______




/s/  JOSEPH P. CLARKE
Vice President - Financial Reporting